[ING STATIONERY]

November 16, 2007

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-08524; 333-111686 – Registration on N-4
Prospectus Name: ING PrimElite

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING PrimElite Prospectuses under Rule
497(c) of the Securities Act of 1933 (the “1933 Act”) for certain individual flexible premium variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Randi Gage Randi Gage Senior Paralegal 1475 Dunwoody Drive West Chester, PA 19380 Tel: (610) 425-3539 Fax: (610) 425-3520

Issued by ING USA Annuity and Life Insurance Company